Label	Element	Value
Angel Oak Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001612930_SupplementTextBlock	ANGEL OAK MULTI-STRATEGY INCOME FUND a series of Angel Oak Funds Trust Class A Shares -- ANGLX June 5, 2015 Supplement to the Prospectus dated April 10, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Multi-Strategy Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, a contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions of Class A shares of the Angel Oak Multi-Strategy Income Fund (the “Fund”) made within 18 months of the date of purchase on Class A shares that were purchased without an initial sales charge.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Effective immediately, a contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions of Class A shares of the Angel Oak Multi-Strategy Income Fund (the “Fund”) made within 18 months of the date of purchase on Class A shares that were purchased without an initial sales charge.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.